Included in Profit/(Loss) Before Royalties and Taxation - Schedule of Amounts Included in Profit/(Loss) Before Royalties and Taxation (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs	[1]	$ 2.0	$ 0.6	$ 113.9
Income from submission of value added tax claims	[2]	23.9	0.0	0.0
Salaries Norte [member] | Chilean tax authority [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Income from submission of value added tax claims		23.9
Tarkwa [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs		1.2	0.3	88.8
St Ives [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs		0.8	0.0	0.0
South deep [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs		0.0	0.3	11.2
Damang [member]
Line items represents amounts included in profit before royalties and taxation [line items]
Restructuring costs		$ 0.0	$ 0.0	$ 13.9

[1]	The restructuring costs in 2020 comprise mainly separation packages at Tarkwa amounting to US$1.2 million (2019: US$0.3 million and 2018: US$88.8 million), St Ives of US$0.8 million (2019: US$nil and 2018: US$nil), South Deep amounting to US$nil (2019: US$0.3 million and 2018: US$11.2 million) and Damang amounting to US$nil (2019: US$nil and 2018: US$13.9 million). The restructuring costs of US$88.8 million at Tarkwa in 2018 related to the transition to contractor mining.
[2]	The US$23.9 million income related to a submission of VAT claims for expenses incurred from 2010 to June 2020 at Salares Norte to the Chilean tax authority which become claimable from the commencement of construction in 2020.